Retirement Benefit Plans - Principal Assumptions Used for Actuarial Valuations (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Plan [line items]
Discount rates	0.50%	0.75%
Bottom of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	1.00%	1.20%
Top of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	2.00%	2.00%